Earnings/(Losses) per Common Share	12 Months Ended
Dec. 31, 2013
EARNINGS/(LOSSES) PER COMMON SHARE [Abstract]
EARNINGS/(LOSSES) PER COMMON SHARE
NOTE 21: EARNINGS/(LOSSES) PER COMMON SHARE
Basic and diluted net earnings/(losses) per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings/(losses) per share for each of the years ended December 31, 2013, 2012 and 2011, are as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net income/(loss) attributable to Navios Logistics' stockholders	$ 9,716	$ 156	$ (196)

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings/(losses) per share from continuing operations:
Basic	$ 0.4858	$ 0.0078	$ (0.0098)

Diluted	$ 0.4858	$ 0.0078	$ (0.0098)

At December 31, 2013, 2012 and 2011, the Company had no dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net earnings/(losses) per share.